CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (94,757)	$ (123,454)	$ (126,872)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	7,786	9,192	7,472
Remeasurement of warrants liability	(154)	(472)	(890)
Change in accrued interest on bank deposits	1,939	(1,051)	(705)
Change in marketable securities	(534)	(409)	375
Share-based compensation	19,682	22,320	19,449
Capital gain, net	(75)	0	(44)
Foreign exchange loss (gain), net	(305)	(470)	1,233
Change in prepaid expenses and other assets	(437)	(782)	(377)
Change in trade receivables, net	1,352	(5,633)	(1,249)
Change in inventory	(37)	2,368	20
Change in operating lease assets and liabilities, net	(623)	29	6,530
Change in trade payables	(72)	424	1,082
Change in accrued expenses and other liabilities	(3,299)	2,578	607
Change in employees and payroll accruals	(746)	333	(304)
Change in deferred revenues	(6,675)	1,974	262
Net cash used in operating activities	(76,955)	(93,053)	(93,411)
Cash flows from investing activities:
Purchase of property and equipment	(4,412)	(6,579)	(22,567)
Proceeds from sales of property and equipment	75	0	54
Investment in bank deposits	(54,100)	(165,600)	(79,500)
Withdrawal of bank deposits	127,300	141,500	230,000
Investment in restricted deposits	(122)	(40)	(2,633)
Investment in marketable securities	(55,493)	(51,678)	(30,103)
Proceeds from sales and maturities of marketable securities	62,220	83,461	30,103
Net cash provided by investing activities	75,468	1,064	125,354
Cash flows from financing activities:
Issuance of ordinary shares, net of issuance cost	0	61,400	0
Proceeds from exercise of options	224	456	609
Net cash provided by financing activities	224	61,856	609
Effect of exchange rate changes on cash, cash equivalents and restricted cash	308	515	(1,139)
Increase (decrease) in cash, cash equivalents and restricted cash	(955)	(29,618)	31,413
Cash, cash equivalents and restricted cash at the beginning of the year	26,336	55,954	24,541
Cash, cash equivalents and restricted cash at the end of the year	25,381	26,336	55,954
(1) Cash paid during the year for:
Income taxes	232	703	128
(2) Non-cash transactions:
Purchase of property and equipment	1,867	831	2,335
Reclassification of warrants liability to equity	0	8	29
Exercise Of Options	41	0	0
Right-of-use assets recognized with corresponding lease liabilities	0	868	30,078
(3) Cash, cash equivalents and restricted cash at the end of the year:
Cash and cash equivalents	25,365	26,283	55,718
Short-term restricted cash	16	53	236
Cash, cash equivalents and restricted cash at the end of the year	$ 25,381	$ 26,336	$ 55,954